Investments - Available for sale fixed maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	$ 34,024	$ 30,058
Fixed maturities, Available for sale, Fair Value	34,132	31,223
Total fixed maturities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	34,024	30,058
Fixed maturities, Available for sale, Gross Unrealized, Gains	632	1,229
Fixed maturities, Available for sale, Gross Unrealized, Losses	(524)	(64)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	108	1,165
Fixed maturities, Available for sale, Fair Value	34,132	31,223
U.S. Government and government agencies
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	41	48
Fixed maturities, Available for sale, Gross Unrealized, Gains	1	1
Fixed maturities, Available for sale, Gross Unrealized, Losses	(3)	(3)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	(2)	(2)
Fixed maturities, Available for sale, Fair Value	39	46
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	4,195	4,147
Fixed maturities, Available for sale, Gross Unrealized, Gains	130	190
Fixed maturities, Available for sale, Gross Unrealized, Losses	(28)	(12)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	102	178
Fixed maturities, Available for sale, Fair Value	4,297	4,325
Foreign government
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	11	11
Fixed maturities, Available for sale, Gross Unrealized, Gains	2	2
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	2	2
Fixed maturities, Available for sale, Fair Value	13	13
Residential MBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	1,749	2,040
Fixed maturities, Available for sale, Gross Unrealized, Gains	203	259
Fixed maturities, Available for sale, Gross Unrealized, Losses	(4)	(2)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	199	257
Fixed maturities, Available for sale, Fair Value	1,948	2,297
Commercial MBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	822	835
Fixed maturities, Available for sale, Gross Unrealized, Gains	16	33
Fixed maturities, Available for sale, Gross Unrealized, Losses	(2)	0
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	14	33
Fixed maturities, Available for sale, Fair Value	836	868
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	7,507	6,120
Fixed maturities, Available for sale, Gross Unrealized, Gains	122	130
Fixed maturities, Available for sale, Gross Unrealized, Losses	(76)	(13)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	46	117
Fixed maturities, Available for sale, Fair Value	7,553	6,237
Corporate and other
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	19,699	16,857
Fixed maturities, Available for sale, Gross Unrealized, Gains	158	614
Fixed maturities, Available for sale, Gross Unrealized, Losses	(411)	(34)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	(253)	580
Fixed maturities, Available for sale, Fair Value	$ 19,446	$ 17,437